SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total revenues	¥ 286,347	¥ 71,527
Total cost of revenues	258,431	65,493
Total bad debt expense (reversal)	2,751	(10,148)
Total other expense	42	34
Total other income	2,966	32	7,400
Other	2,883	22	128
Loss from operations	(5,441)	(20,166)	(226)
Total assets	110,006	177,867
Operating segments [member] | Revenues
IfrsStatementLineItems [Line Items]
Total revenues	324,043	216,270	182,989
Operating segments [member] | Cost of revenues
IfrsStatementLineItems [Line Items]
Total cost of revenues	299,676	148,929	208,991
Operating segments [member] | Operating costs and expenses
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	64,484	40,924	38,723
Operating segments [member] | Bad debt expense reversal
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	(30,614)	125,554	150,268
Operating segments [member] | Other expenses
IfrsStatementLineItems [Line Items]
Total other expense	42	124
Operating segments [member] | Other income [member]
IfrsStatementLineItems [Line Items]
Total other income	17,210	9,420	21,931
Operating segments [member] | Loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(53,433)	(89,841)	(193,062)
Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	110,006	177,867
Sale of tile products | Operating segments [member] | Revenues
IfrsStatementLineItems [Line Items]
Total revenues	37,696	144,743	182,989
Sale of tile products | Operating segments [member] | Cost of revenues
IfrsStatementLineItems [Line Items]
Total cost of revenues	41,245	83,436	208,991
Sale of tile products | Operating segments [member] | Operating costs and expenses
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	25,324	20,292	38,723
Sale of tile products | Operating segments [member] | Bad debt expense reversal
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	33,365	115,407	150,268
Sale of tile products | Operating segments [member] | Other expenses
IfrsStatementLineItems [Line Items]
Total other expense		90
Sale of tile products | Operating segments [member] | Other income [member]
IfrsStatementLineItems [Line Items]
Total other income	14,244	9,389	14,682
Sale of tile products | Operating segments [member] | Loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(47,994)	(65,093)	(193,062)
Sale of tile products | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	74,675	147,890
Consulting income/software | Operating segments [member] | Revenues
IfrsStatementLineItems [Line Items]
Total revenues	12,662	13,026
Consulting income/software | Operating segments [member] | Cost of revenues
IfrsStatementLineItems [Line Items]
Total cost of revenues	12,819	10,002
Consulting income/software | Operating segments [member] | Operating costs and expenses
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	4,613	9,760
Consulting income/software | Operating segments [member] | Bad debt expense reversal
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	1,000	4,854
Consulting income/software | Operating segments [member] | Other expenses
IfrsStatementLineItems [Line Items]
Total other expense	36	34
Consulting income/software | Operating segments [member] | Other income [member]
IfrsStatementLineItems [Line Items]
Total other income	115	29	7,249
Consulting income/software | Operating segments [member] | Loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(5,691)	(11,595)
Live Streaming ecommerce [Member] | Operating segments [member] | Revenues
IfrsStatementLineItems [Line Items]
Total revenues	273,685	58,501
Live Streaming ecommerce [Member] | Operating segments [member] | Cost of revenues
IfrsStatementLineItems [Line Items]
Total cost of revenues	245,612	55,491
Live Streaming ecommerce [Member] | Operating segments [member] | Operating costs and expenses
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	25,167	195
Live Streaming ecommerce [Member] | Operating segments [member] | Bad debt expense reversal
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	(3,751)	5,293
Live Streaming ecommerce [Member] | Operating segments [member] | Other expenses
IfrsStatementLineItems [Line Items]
Total other expense	6
Live Streaming ecommerce [Member] | Operating segments [member] | Other income [member]
IfrsStatementLineItems [Line Items]
Total other income	2,148
Live Streaming ecommerce [Member] | Operating segments [member] | Loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	8,929	(2,478)
Live Streaming ecommerce [Member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	15,004	5,967
Other Segment [Member] | Operating segments [member] | Operating costs and expenses
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	9,380	10,677
Other Segment [Member] | Operating segments [member] | Other income [member]
IfrsStatementLineItems [Line Items]
Other	703	2
Other Segment [Member] | Operating segments [member] | Loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(8,677)	(10,675)
Other Segment [Member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	4,403	2,755
Business management and consulting | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	¥ 15,924	¥ 21,255